Net (Loss) Income Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	28,674,114	28,650,051	28,674,114	28,650,051	29,321,774	0	3,921,931
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	25,646,453	26,000,000	25,646,453	26,000,000	25,818,247	0
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	3,027,661	2,650,051	3,027,661	2,650,051	3,503,527	0	2,572,385
Notes payable
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities						0	1,349,546